Debt - Schedule of Debt (Detail) - Summit Materials, LLC [Member] - USD ($) $ in Thousands	Jul. 02, 2016	Jan. 02, 2016	Dec. 27, 2014
Debt Instrument [Line Items]
Total debt	$ 1,538,962	$ 1,291,858	$ 1,064,917
Current portion of long-term debt		6,500	5,275
Long-term debt	1,532,462	1,285,358	1,043,685
10 1/2% Senior Notes, due 2020 [Member]
Debt Instrument [Line Items]
Total debt			651,548
6 1/8% Senior Notes, due 2023 [Member]
Debt Instrument [Line Items]
Total debt	$ 648,286	648,165
Term Loan, due 2022 [Member] | Credit Facility [Member]
Debt Instrument [Line Items]
Total debt		$ 643,693	$ 413,369